Long Term Debt - Term Bank Loans (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended	5 Months Ended	8 Months Ended	12 Months Ended			1 Months Ended
	Jan. 17, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2012 First DP2 Suezmax Shuttle Tanker Rio 2016 [Member]	Jul. 30, 2012 First DP2 Suezmax Shuttle Tanker Rio 2016 [Member]	Nov. 30, 2012 First DP2 Suezmax Shuttle Tanker Rio 2016 [Member]	Dec. 31, 2012 First DP2 Suezmax Shuttle Tanker Rio 2016 [Member]	May 31, 2012 Second DP2 Suezmax Shuttle Tanker Brasil 2014 [Member]	Aug. 31, 2012 Second DP2 Suezmax Shuttle Tanker Brasil 2014 [Member]	Dec. 31, 2012 Second DP2 Suezmax Shuttle Tanker Brasil 2014 [Member]	Dec. 31, 2012 Term Bank Loans [Member]	Dec. 31, 2012 La Madrina [Member]	Jan. 31, 2013 La Prudencia [Member]
Outstanding term loan balance, with balloon payments due at maturity between October 2016 and April 2022.		$ 502,913	$ 484,865	$ 73,600				$ 73,600
Loan duration in years				8				8
Term bank loan amount drawn down	28,358	83,558			13,800	13,800			13,800	13,800
Expected delivery date							March 2013			April 2013
Libor plus spread minimum											1.04%
Libor plus spread maximum											3.26%
Prepayment of loan		156,794										23,600	20,352
Fixed Interest rate portion		$ 63,799